Shareholders' equity - Normal Course Issuer Bid Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
Mar. 29, 2020 CAD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Purchase of subordinate voting shares (shares) | shares	(853,500)
Normal course issuer bid purchase of subordinate voting shares	$ 38.7
Subordinate voting shares
Disclosure of classes of share capital [line items]
Stock authorized for repurchase (shares) | shares	1,600,000
Purchase of subordinate voting shares (shares) | shares	(853,500)
Average price per share of subordinate voting shares purchased (CAD per share) | $ / shares	$ 45.35
Share capital
Disclosure of classes of share capital [line items]
Purchase of subordinate voting shares	$ (38.7)
Normal course issuer bid purchase of subordinate voting shares	1.6
Share capital | Subordinate voting shares
Disclosure of classes of share capital [line items]
Purchase of subordinate voting shares	(38.7)
Normal course issuer bid purchase of subordinate voting shares	1.6
Retained earnings
Disclosure of classes of share capital [line items]
Normal course issuer bid purchase of subordinate voting shares	37.1
Retained earnings | Subordinate voting shares
Disclosure of classes of share capital [line items]
Normal course issuer bid purchase of subordinate voting shares	$ 37.1